CGM
MUTUAL FUND

289th Quarterly Report
June 30, 2002

A No-Load Fund

[Logo] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership

TO OUR SHAREHOLDERS
-------------------------------------------------------------------------------

CGM Mutual Fund decreased -0.9% during the second quarter of 2002 compared to a decline of -13.4% in the unmanaged Standard and Poor's 500 Index and an increase of 3.7% for the Merrill Lynch Master Bond Index. For the first six months of the year, CGM Mutual Fund increased 4.8%, the unmanaged S&P 500 Index decreased -13.2% and the Merrill Lynch Master Bond Index rose 3.7%.

Most vital signs point to a strengthening economy though the path to recovery looks more like a roller coaster than a straight road ahead. In the first quarter of the year, Gross Domestic Product (GDP) increased a sizzling 6.1%. For the second quarter, GDP expectations have dropped to a far more pedestrian 3% growth rate. Housing starts are strong, auto sales are solid and unemployment claims are down, but consumer confidence faded from 110 in May to 106 in June. Consumer spending is hardly robust even though its levels to begin with were barely affected by the slowdown. The business contraction that did occur took place in capital spending, much of it in the technology sector. Looking forward, we see no evidence that either technology or the telecommunication sector is poised for any sort of major upturn. In fact, it turns out that a lot of previously reported growth was overstated anyway.

The good news is the rate of recovery is ideal from the perspective of future inflation and interest rates even though it has investors already fretting about year-end corporate profits. At its June meeting, the Federal Reserve Board voted to leave rates unchanged at their current 40-year low, but not without adding the reassuring observation that "economic activity is continuing to increase." The ten-year government bond is holding steady, selling to yield 4.8%, which is about midpoint in the past year's range.

Equity prices are declining with a multitude of causes for the erosion of investor confidence appearing in the headlines daily. However, first and foremost, we believe the market was so generously valued at its high that the corrective process of restoring stock prices to longer term norms would have taken time anyway. Nonetheless, the constant media drumbeat of bankruptcies, creative accounting and restated lower earnings appear to be worrisome to investors focused on profit growth. Finally, the escalation of violence in the Middle East doesn't help. The S&P 500 Index is currently selling at about twenty times next year's earnings which is roughly in line with the rate of the ten-year government bond. One important fact to keep in mind relative to the equity market: there were two distinct markets on the way up--technology and everything else. During the decline of the past two years, there have been two markets as well. Companies with real earnings, selling at reasonable prices still exist and we believe we own a representative group of them.

CGM Mutual Fund is nearly 25% invested in corporate bonds. The equity section of the portfolio has important industry positions in housing and building materials, health care services and retail. The Fund's three largest equity holdings are DR Horton, Inc., NVR, Inc. and Tenet Healthcare Corporation.

                /s/ Robert L. Kemp

                    Robert L. Kemp
                    President

July 1, 2002

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------


INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2002

                                                CGM         THE FUND'S AVERAGE
                                            MUTUAL FUND     ANNUAL TOTAL RETURN
                                            -----------     -------------------

10 Years ................................     +113.0%              +7.9%
 5 Years ................................       +5.6               +1.1
 1 Year .................................       +3.0               +3.0
 3 Months ...............................       -0.9                --

The percentage figures for the Fund are based upon the beginning net asset values of $25.85, $34.18, $20.95 and $21.64, respectively, and the June 30, 2002 net asset value of $21.35 per share assuming the reinvestment of income dividends, capital gains and paid-in capital distributions during such respective periods. These percentage figures above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

The Fund is supervised by the board of trustees of CGM Trust (the "Trust"). The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each trustee and officer is One International Place, Boston, Massachusetts 02110.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment manager, as described in the table below.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                                  NUMBER OF
                                                                                                                 FUNDS IN THE
                                                                                                                  CGM FUNDS
                                         POSITION HELD AND           PRINCIPAL OCCUPATION DURING PAST 5            COMPLEX
NAME, ADDRESS AND AGE                  LENGTH OF TIME SERVED         YEARS AND OTHER DIRECTORSHIPS HELD            OVERSEEN
---------------------                  ---------------------         ----------------------------------            --------
INTERESTED TRUSTEES
G. Kenneth Heebner*                   Trustee since 1993             Employee, CGM; Part Owner, Kenbob,                4
  age 61                                                             Inc. (managing partner of CGM)

Robert L. Kemp*                       Trustee since 1990             Employee, CGM; Part Owner, Kenbob,                4
  age 70                                                             Inc. (managing partner of CGM)

DISINTERESTED TRUSTEES

Peter O. Brown                        Trustee since 1993             Counsel (formerly, Partner), Harter,              4
  age 61                                                             Secrest & Emery LLP (law firm);
                                                                     Trustee, TT International U.S.A.
                                                                     Master and Feeder Trusts (four mutual
                                                                     funds)

Robert B. Kittredge                   Trustee since 1990             Retired; formerly Trustee, New                    4
  age 81                                                             England Zenith Fund

Laurens MacLure                       Trustee since 1990             Retired; formerly President and Chief             4
  age 77                                                             Executive Officer, New England
                                                                     Deaconess Hospital; formerly Trustee,
                                                                     New England Zenith Fund; formerly
                                                                     Director, Massachusetts Blue Cross/
                                                                     Blue Shield

James Van Dyke Quereau, Jr.           Trustee since 1993             Managing Partner, Stratton Management             4
  age 53                                                             Company; Director, Semper Trust Co.

J. Baur Whittlesey                    Trustee since 1990             Member, Ledgewood Law Firm, P.C.                  4
  age 55

OFFICERS
G. Kenneth Heebner*                   Vice President since 1990      Employee, CGM; Part Owner, Kenbob,                4
  age 61                                                             Inc. (managing partner of CGM)

Robert L. Kemp*                       President since 1990           Employee, CGM; Part Owner, Kenbob,                4
  age 70                                                             Inc. (managing partner of CGM)

Kathleen S. Haughton*                 Vice President since 1992      Employee - Vice President, Investor               4
  age 42                                                             Services Division, CGM
  address:
  222 Berkeley Street,
  Boston, Massachusetts
  02116

Leslie A. Lake*                       Vice President and Secretary   Employee - Office Administrator, CGM              4
  age 57                              since 1990

Martha I. Maguire*                    Vice President since 1994      Employee - Funds Marketing, CGM                   4
  age 46

Mary L. Stone*                        Assistant Vice President       Employee - Assistant Vice President,              4
  age 57                              since 1990                     Portfolio Transactions, CGM

Frank N. Strauss*                     Treasurer since 1992           Employee - Chief Financial Officer,               4
  age 41                                                             CGM
  address:
  222 Berkeley Street,
  Boston, Massachusetts
  02116

W. Dugal Thomas*                      Vice President since 1992      Employee - Director of Marketing, CGM             4
  age 65

                                                          CGM MUTUAL FUND
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                   25 YEAR INVESTMENT RECORD
                                         DECEMBER 31, 1976 -- JUNE 30,2002 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
                                IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1976
------------------------------------------------------------------------------------------------------------------------------
                  -- AND HAD TAKEN ALL DIVIDENDS                   OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                     AND DISTRIBUTIONS IN CASH                        GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
              ----------------------------------------------------------------------------------------------------------------
                                 During the Year
                              You Would Have Received                                            Which Would Represent
                            ----------------------------                                  ------------------------------------
                                                                    The Value of                             A Cumulative
                 The Net                                            Your Original                                Change
               Asset Value    Per Share      Per Share               Investment               An                Expressed
     On          of Your    Capital Gains     Income                   At Each               Annual          As An Index With
  December    Shares Would  Distributions    Dividends                Year End            Total Return         December 31,
     31         Have Been        of             of                 Would Have Been             of              1976 = 100.0
------------------------------------------------------------------------------------------------------------------------------
1976             $13.96                                                                                            100.0
1977              12.88        --              $ 0.52                 $ 13.39                 -   4.1%              95.9
1978              12.83        --                0.65                   14.05                 +   4.9              100.6
1979              13.81        --                0.72                   15.97                 +  13.7              114.4
1980              14.85        --                0.88                   18.33                 +  14.8              131.3
1981              13.90        --                0.97                   18.35                 +   0.1              131.4
1982              18.16        --                1.09                   25.87                 +  41.0              185.3
1983              18.81        --                1.09                   28.43                 +   9.9              203.6
1984              17.01      $ 1.86              0.95                   30.22                 +   6.3              216.4
1985              21.53        --                1.08                   40.65                 +  34.5              291.1
1986              22.86        2.75              0.94                   50.85                 +  25.1              364.2
1987              20.40        4.52              1.06                   57.82                 +  13.7              414.1
1988              19.94        --                1.10                   59.67                 +   3.2              427.4
1989              22.34        0.95              0.93                   72.62                 +  21.7              520.1
1990              21.64        --                0.93*                  73.42                 +   1.1              525.8
1991              26.80        2.64              0.97                  103.45                 +  40.9              740.9
1992              26.02        1.42              0.93                  109.76                 +   6.1              786.1
1993              28.88        1.93              0.86                  133.69                 +  21.8              957.5
1994              25.05        --                1.04                  120.72                 -   9.7              864.6
1995              29.43        0.89              0.77                  150.05                 +  24.3             1074.7
1996              31.42        4.15              0.74                  185.61                 +  23.7             1329.4
1997              25.52        7.81              0.67                  200.83                 +   8.2             1438.4
1998              26.36        0.25              0.98                  217.30                 +   8.2             1556.3
1999              27.28        3.54              0.84                  261.85                 +  20.5             1875.3
2000              23.38        --                0.73                  231.48                 -  11.6             1657.8
2001              20.47        --                0.20                  204.63                 -  11.6             1465.5
2002 (6/30)       21.35        --                0.10                  214.45                 +   4.8             1535.8
                             ------            ------                                          ------
 Totals                      $32.71            $21.74                                         +1435.8
----------------------------------------------------------------------------------------------------------------------------
* Includes $0.05 per share distributed from paid-in capital.

Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.
----------------------------------------------------------------------------------------------------------------------------

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.

                                      CGM MUTUAL FUND
-----------------------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2002
(unaudited)
COMMON STOCKS -- 73.6% OF TOTAL NET ASSETS
                                                                      SHARES         VALUE(a)
                                                                      ------         --------
DRUGS -- 5.0%
AmerisourceBergen Corporation ..............................          330,000      $ 25,080,000
                                                                                   ------------
HEALTH CARE SERVICES -- 12.8%
HCA, Inc. ..................................................          653,000        31,017,500
Tenet Healthcare Corporation (b) ...........................          455,000        32,555,250
                                                                                   ------------
                                                                                     63,572,750
                                                                                   ------------
HOTELS AND RESTAURANTS -- 4.1%
Yum! Brands, Inc. (b) .....................................          700,000        20,475,000
                                                                                   ------------
HOUSING AND BUILDING MATERIALS -- 27.3%
D.R. Horton, Inc. ..........................................        1,462,500        38,068,875
KB Home ....................................................          290,000        14,937,900
Lennar Corporation .........................................          477,000        29,192,400
NVR, Inc. (b) ..............................................          103,000        33,269,000
Ryland Group, Inc. .........................................          205,000        10,198,750
Toll Brothers, Inc. (b) ....................................          360,000        10,548,000
                                                                                   ------------
                                                                                    136,214,925
                                                                                   ------------
INSURANCE -- 5.2%
RenaissanceRe Holdings Ltd. ................................          705,000        25,803,000
                                                                                   ------------
MANAGED HEALTHCARE -- 3.8%
UnitedHealth Group Incorporated (b) ........................          205,000        18,767,750
                                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.6%
Heritage Property Investment Trust, Inc. ...................          300,000         8,013,000
                                                                                   ------------
RETAIL -- 11.9%
AutoNation, Inc. (b) .......................................        1,430,000        20,735,000
AutoZone, Inc. (b) .........................................          220,000        17,006,000
Dollar General Corporation .................................          175,000         3,330,250
Lowe's Companies, Inc. .....................................          160,000         7,264,000
Ross Stores, Inc. ..........................................          275,000        11,206,250
                                                                                   ------------
                                                                                     59,541,500
                                                                                   ------------
STEEL -- 1.9%
Nucor Corporation ..........................................          145,000         9,430,800
                                                                                   ------------
TOTAL COMMON STOCKS (Identified Cost $307,859,852) .................                366,898,725
                                                                                   ------------

BONDS AND BILLS -- 25.6%
                                                                    FACE
                                                                   AMOUNT
                                                                   ------
AIRLINES -- 8.5%
Delta Air Lines, Inc., 7.70%, 12/15/05 .....................    $  14,000,000      $ 12,320,000
Delta Air Lines, Inc., 7.90%, 12/15/09 .....................       10,000,000         8,400,000
Delta Air Lines, Inc., 9.00%, 5/15/16 ......................        2,000,000         1,720,000
United Air Lines, Inc., 9.125%, 1/15/12 ....................       10,000,000         5,200,000
United Air Lines, Inc., 10.67%, 5/01/04 ....................       20,000,000        14,600,000
                                                                                   ------------
                                                                                     42,240,000
                                                                                   ------------
AUTO -- MEDIUM AND HEAVY DUTY TRUCKS -- 4.6%
Navistar International Corporation, 8.00%, 02/01/08 ........       24,000,000        22,920,000
                                                                                   ------------
CASINO HOTELS -- 11.4%
Harrahs Operating Company, Inc., 7.875%, 12/15/05 ..........       20,000,000        20,600,000
MGM Mirage, Inc., 8.50%, 9/15/10 ...........................       12,500,000        12,888,500
Park Place Entertainment, 9.375%, 2/15/07 ..................       22,000,000        23,402,500
                                                                                   ------------
                                                                                     56,891,000
                                                                                   ------------
STEEL -- 0.4%
United States Steel, 10.75%, 8/01/08 (c) ...................        2,000,000         2,070,000
                                                                                   ------------
UNITED STATES TREASURY -- 0.7%
United States Treasury Bills, 1.651%, 9/26/02 ..............        3,500,000         3,485,930
                                                                                   ------------
TOTAL BONDS AND BILLS (Identified Cost $136,608,460) .......                        127,606,930
                                                                                   ------------
SHORT-TERM INVESTMENT -- 0.4%

American Express Credit Corporation, 1.87%, 7/01/02 (Cost
  $2,025,000) ..............................................        2,025,000         2,025,000
                                                                                   ------------

TOTAL INVESTMENTS -- 99.6% (Identified Cost $446,493,312)(d) ................       496,530,655
            Cash and Receivables ............................................        10,157,238
            Liabilities .....................................................        (8,247,838)
                                                                                   ------------
TOTAL NET ASSETS -- 100% ....................................................      $498,440,055
                                                                                   ============

(a) See Note 1A.
(b) Non-income producing security.
(c) Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002 the value of the security amounted to $2,070,000,
    0.4% of net assets.
(d) Federal Tax Information: At June 30, 2002, the net unrealized appreciation on investments based on cost of $446,493,312 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there
      is an excess of value over tax cost ...................................      $ 66,853,595
    Aggregate gross unrealized depreciation for all investments in which there
      is an excess of tax cost over value ...................................       (16,816,252)
                                                                                   ------------
Net unrealized appreciation .................................................      $ 50,037,343
                                                                                   ============

                   See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2002
(unaudited)

ASSETS
  Investments at value (Identified
    cost -- $446,493,312) ....................................     $496,530,655
  Cash .......................................................            1,893
  Receivable for:
    Securities sold ..........................      $7,055,178
    Shares of the Fund sold ..................          15,339
    Dividends and interest ...................       3,084,828       10,155,345
                                                    ----------     ------------
                                                                    506,687,893
                                                                   ------------
LIABILITIES
  Payable for:
    Securities purchased .....................       7,158,344
    Shares of the Fund redeemed ..............         573,161        7,731,505
                                                                   ------------
  Accrued expenses:
    Management fees ..........................         378,865
    Trustees' fees ...........................          12,731
    Accounting and Administration ............           6,667
    Transfer Agent fees ......................          75,115
    Other expenses ...........................          42,955          516,333
                                                    ----------     ------------
                                                                      8,247,838
                                                                   ------------
NET ASSETS ...................................................     $498,440,055
                                                                   ============
  Net Assets consist of:
    Capital paid-in ..........................................     $596,814,061
    Undistributed net investment
      income .................................................          666,621
    Accumulated net realized loss ............................     (149,077,970)
    Unrealized appreciation on
      investments -- net .....................................       50,037,343
                                                                   ------------
NET ASSETS ...................................................     $498,440,055
                                                                   ============
  Shares of beneficial interest
    outstanding, no par value ................................       23,345,787
                                                                   ============
  Net asset value per share* .................................           $21.35
                                                                   ============

* Shares of the Fund are sold and redeemed at net asset value
  ($498,440,055 / 23,345,787).

                See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2002
(unaudited)

INVESTMENT INCOME
  Income
    Dividends ................................................       $  910,273
    Interest .................................................        4,999,277
                                                                    -----------
                                                                      5,909,550
                                                                    -----------
  Expenses
    Management fees ..........................................        2,294,055
    Trustees' fees ...........................................           25,970
    Accounting and Administration ............................           40,000
    Custodian ................................................           60,775
    Transfer agent ...........................................          373,473
    Audit and tax services ...................................           16,500
    Legal ....................................................           35,675
    Printing .................................................           26,820
    Registration .............................................            9,750
    Miscellaneous ............................................            1,060
                                                                    -----------
                                                                      2,884,078
                                                                    -----------
  Net investment income ......................................        3,025,472
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Realized gain on investments -- net                              14,740,834
    Unrealized appreciation -- net ...........................        6,335,706
                                                                    -----------
    Net gain on investments ..................................       21,076,540
                                                                    -----------

NET CHANGE IN ASSETS FROM OPERATIONS .........................      $24,102,012
                                                                    ===========

                See accompanying notes to financial statements.

                                     CGM MUTUAL FUND
----------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                                 SIX MONTHS
                                                                    ENDED           YEAR ENDED
                                                                JUNE 30, 2002      DECEMBER 31,
                                                                 (UNAUDITED)           2001
                                                                -------------      ------------
OPERATIONS
  Net investment income ..................................      $  3,025,472       $  5,368,347
  Net realized gain (loss) from investments ..............        14,740,834        (70,724,601)
  Unrealized appreciation (depreciation) .................         6,335,706        (10,590,496)
                                                                ------------       ------------
    Change in net assets from operations .................        24,102,012        (75,946,750)
                                                                ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income .............................        (2,368,903)        (5,263,035)
                                                                ------------       ------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ...........................        12,685,154          7,276,561
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income .................         2,076,919          4,637,800
                                                                ------------       ------------
                                                                  14,762,073         11,914,361
  Cost of shares redeemed ................................       (37,026,794)       (86,200,672)
                                                                ------------       ------------
    Change in net assets derived from capital share
      transactions .......................................       (22,264,721)       (74,286,311)
                                                                ------------       ------------
  Total change in net assets .............................          (531,612)      (155,496,096)

NET ASSETS
  Beginning of period ....................................       498,971,667        654,467,763
                                                                ------------       ------------
  End of the period (including undistributed net
    investment income of
    $666,621 and $10,052, respectively) ..................      $498,440,055       $498,971,667
                                                                ============       ============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .............................           593,883            352,985
  Issued in connection with reinvestment of:
    Dividends from net investment income .................            92,188            220,940
                                                                ------------       ------------
                                                                     686,071            573,925
    Redeemed .............................................        (1,719,495)        (4,185,516)
                                                                ------------       ------------
    Net change ...........................................        (1,033,424)        (3,611,591)
                                                                ============       ============

                       See accompanying notes to financial statements.

                                                          CGM MUTUAL FUND
-------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                     SIX MONTHS
                                        ENDED                                    YEAR ENDED DECEMBER 31,
                                    JUNE 30, 2002      ------------------------------------------------------------------------
                                     (UNAUDITED)         2001(a)           2000            1999            1998            1997
For a share of the Fund outstanding
  throughout each period:
Net asset value at the beginning of
  period ............................    $20.47          $23.38          $27.28          $26.36          $25.52          $31.42
                                         ------          ------          ------          ------          ------          ------
Net investment income                      0.13            0.19            0.74            0.83            1.00            0.66
Dividends from net investment income      (0.10 )         (0.20)          (0.73)          (0.84)          (0.98)          (0.67)
Net realized and unrealized gain
  (loss) on investments .............      0.85           (2.90)          (3.91)           4.47            1.07            1.92
Distribution from net realized gain          --              --              --           (3.54)          (0.25)          (7.81)
                                         ------          ------          ------          ------          ------          ------
Net increase (decrease) in net asset
  value .............................      0.88           (2.91)          (3.90)           0.92            0.84           (5.90)
                                         ------          ------          ------          ------          ------          ------
Net asset value at end of period ....    $21.35          $20.47          $23.38          $27.28          $26.36          $25.52
                                         ======          ======          ======          ======          ======          ======

Total Return (%) ....................       4.8           (11.6)          (11.6)           20.5             8.2             8.2

Ratios:
Operating expenses to average net
  assets (%) ........................      1.13*           1.10            1.06            1.02            1.02            0.98
Net investment income to average net
  assets (%) ........................      1.18*           1.00            2.99            2.86            3.56            1.91
Portfolio turnover (%) ..............       210*            236             230             200             280             386
Net assets at end of period
  (in thousands) ($) ................   498,440         498,972         654,468         908,928         940,930       1,192,154

(a) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.04, decrease net realized and unrealized gains and losses per share by $0.04, and increase the ratio of net investment income to average net assets from 0.82% to 1.00%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
  * Computed on an annualized basis.
                                          See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2002
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other Funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund's objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund's portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may be comprised of ordinary income, capital gains, and return of capital.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2001, there were capital loss carryovers available to offset future realized gains of $95,859,032 expiring in year 2008 and $70,624,117 expiring in year 2009.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. These differences are primarily related to book to tax differences on amortization of discount on corporate bonds. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. PURCHASES AND SALES OF SECURITIES -- For the six month period ended June 30, 2002, purchases and sales of securities other than United States government obligations and short-term investments aggregated
$571,596,104 and $500,265,981, respectively. There were no purchases or sales of long-term United States government obligations.

3. A. MANAGEMENT FEES -- During the six month period ended June 30, 2002, the Fund incurred management fees of $2,294,055, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund's average daily net assets, 0.80% of the next $500 million and 0.75% of such assets in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. The Accounting and Administration expense of $40,000, for the six month period ended June 30, 2002, is shown separately in the financial statements.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). For the six month period ended June 30, 2002 each other trustee was compensated by the CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund is responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the six month period ended June 30, 2002 was $3,340 per trustee for the Fund.

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

-------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges

    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

    Call 800-345-4048

-------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MQR2 02                                                      Printed in U.S.A.

CGM
REALTY FUND

33rd Quarterly Report
June 30, 2002

A No-Load Fund

[Logo] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership

TO OUR SHAREHOLDERS
-------------------------------------------------------------------------------

CGM Realty Fund increased 7.2% during the second quarter of 2002 compared to the National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index which increased 5.0% over the same period. For the first six months of the year, CGM Realty Fund increased 24.4% while the NAREIT Equity REIT Index increased 13.7%.

Most vital signs point to a strengthening economy though the path to recovery looks more like a roller coaster than a straight road ahead. In the first quarter of the year, Gross Domestic Product (GDP) increased a sizzling 6.1%. For the second quarter, GDP expectations have dropped to a far more pedestrian 3% growth rate. Housing starts are strong, auto sales are solid and unemploy-ment claims are down, but consumer confidence faded from 110 in May to 106 in June. Consumer spending is hardly robust even though its levels to begin with were barely affected by the slowdown. The business contraction that did occur took place in capital spending, much of it in the technology sector. Looking forward, we see no evidence that either technology or the telecommunication sector is poised for any sort of major upturn. In fact, it turns out that a lot of previously reported growth was overstated anyway.

The good news is the rate of recovery is ideal from the perspective of future inflation and interest rates even though it has investors already fretting about year-end corporate profits. At its June meeting, the Federal Reserve Board voted to leave rates unchanged at their current 40-year low, but not without adding the reassuring observation that "economic activity is continuing to increase." The ten-year government bond is holding steady, selling to yield 4.8%, which is about midpoint in the past year's range.

Equity prices are declining with a multitude of causes for the erosion of investor confidence appearing in the headlines daily. However, first and foremost, we believe the market was so generously valued at its high that the corrective process of restoring stock prices to longer term norms would have taken time anyway. Nonetheless, the constant media drumbeat of bankruptcies, creative accounting and restated lower earnings appear to be worrisome to investors focused on profit growth. Finally, the escalation of violence in the Middle East doesn't help. The S&P 500 Index is currently selling at about twenty times next year's earnings which is roughly in line with the rate of the ten-year government bond. One important fact to keep in mind relative to the equity market: there were two distinct markets on the way up--technology and everything else. During the decline of the past two years, there have been two markets as well. Companies with real earnings, selling at reasonable prices still exist. We believe homebuilders and select REITs are included in this group.

CGM Realty Fund increased its position in homebuilding stocks during the second quarter. We believe the homebuilders have the strongest earnings outlook of all the real estate sectors. The Fund also holds important positions in hotel and retail REITs. The Fund's three largest holdings are NVR, Inc., Ryland Group, Inc. and Chelsea Property Group, Inc.

              /s/ Robert L. Kemp

                  Robert L. Kemp
                  President
July 1, 2002

                                CGM REALTY FUND
-------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2002

                                                                  THE FUND'S
                                                     CGM           AVERAGE
                                                    REALTY          ANNUAL
                                                     FUND        TOTAL RETURN
                                                   --------     --------------
5 years ........................................    +60.2%           +9.9%
1 Year .........................................    +27.4           +27.4
3 Months .......................................     +7.2             --

The Fund's average annual total return since inception (May 13, 1994) through June 30, 2002 is +14.4%. The adviser had limited the Fund's total operating expenses to 1.00% of its average net assets from inception through December 31, 1997. Otherwise, the Fund's total return since inception and for the five-year period ended June 30, 2002 would have been lower.

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                CGM REALTY FUND
-------------------------------------------------------------------------------

The Fund is supervised by the board of trustees of CGM Trust (the "Trust"). The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each trustee and officer is One International Place, Boston, Massachusetts 02110.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment manager, as described in the table below.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                                  NUMBER OF
                                                                                                                 FUNDS IN THE
                                                                                                                  CGM FUNDS
                                         POSITION HELD AND           PRINCIPAL OCCUPATION DURING PAST 5            COMPLEX
NAME, ADDRESS AND AGE                  LENGTH OF TIME SERVED         YEARS AND OTHER DIRECTORSHIPS HELD            OVERSEEN
---------------------                  ---------------------         ----------------------------------            --------

INTERESTED TRUSTEES
G. Kenneth Heebner*                   Trustee since 1993             Employee, CGM; Part Owner, Kenbob,                 4
  age 61                                                             Inc. (managing partner of CGM)

Robert L. Kemp*                       Trustee since 1990             Employee, CGM; Part Owner, Kenbob,                 4
  age 70                                                             Inc. (managing partner of CGM)

DISINTERESTED TRUSTEES

Peter O. Brown                        Trustee since 1993             Counsel (formerly, Partner), Harter,               4
  age 61                                                             Secrest & Emery LLP (law firm);
                                                                     Trustee, TT International U.S.A.
                                                                     Master and Feeder Trusts (four mutual
                                                                     funds)

Robert B. Kittredge                   Trustee since 1990             Retired; formerly Trustee, New                     4
  age 81                                                             England Zenith Fund

Laurens MacLure                       Trustee since 1990             Retired; formerly President and Chief              4
  age 77                                                             Executive Officer, New England
                                                                     Deaconess Hospital; formerly Trustee,
                                                                     New England Zenith Fund; formerly
                                                                     Director, Massachusetts Blue Cross/
                                                                     Blue Shield

James Van Dyke Quereau, Jr.           Trustee since 1993             Managing Partner, Stratton Management              4
  age 53                                                             Company; Director, Semper Trust Co.

J. Baur Whittlesey                    Trustee since 1990             Member, Ledgewood Law Firm, P.C.                   4
  age 55

OFFICERS
G. Kenneth Heebner*                   Vice President since 1990      Employee, CGM; Part Owner, Kenbob,                 4
  age 61                                                             Inc. (managing partner of CGM)

Robert L. Kemp*                       President since 1990           Employee, CGM; Part Owner, Kenbob,                 4
  age 70                                                             Inc. (managing partner of CGM)

Kathleen S. Haughton*                 Vice President since 1992      Employee - Vice President, Investor                4
  age 42                                                             Services Division, CGM
  address:
  222 Berkeley Street,
  Boston, Massachusetts
  02116

Leslie A. Lake*                       Vice President and Secretary   Employee - Office Administrator, CGM               4
  age 57                              since 1990

Martha I. Maguire*                    Vice President since 1994      Employee - Funds Marketing, CGM                    4
  age 46

Mary L. Stone*                        Assistant Vice President       Employee - Assistant Vice President,               4
  age 57                              since 1990                     Portfolio Transactions, CGM

Frank N. Strauss*                     Treasurer since 1992           Employee - Chief Financial Officer,                4
  age 41                                                             CGM
  address:
  222 Berkeley Street,
  Boston, Massachusetts
  02116

W. Dugal Thomas*                      Vice President since 1992      Employee - Director of Marketing, CGM              4
  age 65

                                     CGM REALTY FUND
----------------------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2002
(unaudited)

COMMON STOCKS -- 99.9% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS -- 51.9%

                                                                    SHARES          VALUE(a)
                                                                    ------          --------
APARTMENTS -- 1.4%
Associated Estates Realty Corporation .....................          605,000      $  6,413,000
                                                                                  ------------

HOTELS -- 17.2%
Equity Inns, Inc. .........................................        1,839,200        14,805,560
Hospitality Properties Trust ..............................           90,000         3,285,000
Lasalle Hotel Properties ..................................        1,620,300        25,519,725
Legacy Hotels Real Estate Units ...........................        3,018,500        16,695,463
MeriStar Hospitality Corporation ..........................        1,390,000        21,197,500
                                                                                  ------------
                                                                                    81,503,248
                                                                                  ------------
MISCELLANEOUS -- 5.5%
Entertainment Properties Trust ............................        1,061,400        26,163,510
                                                                                  ------------
MORTGAGE INVESTMENT -- 9.9%
America First Mortgage Investments, Inc. ..................          395,000         3,890,750
Annaly Mortgage Management, Inc. ..........................        1,170,000        22,698,000
Apex Mortgage Capital, Inc. ...............................          240,000         3,597,600
Impac Mortgage Holdings, Inc. .............................          600,000         8,088,000
Thornburg Mortgage, Inc. ..................................          450,000         8,856,000
                                                                                  ------------
                                                                                    47,130,350
                                                                                  ------------
OFFICE AND INDUSTRIAL -- 5.6%
Alexandria Real Estate Equity .............................          465,000        22,943,100
Bedford Property Investors, Inc. ..........................          140,000         3,794,000
                                                                                  ------------
                                                                                    26,737,100
                                                                                  ------------
RETAIL -- 12.3%
CBL & Associates Properties, Inc. .........................           30,000         1,215,000
Chelsea Property Group, Inc. ..............................          940,000        31,443,000
General Growth Properties, Inc. ...........................          500,000        25,500,000
                                                                                  ------------
                                                                                    58,158,000
                                                                                  ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS  .......................................       246,105,208
                                                                                  ------------
HOUSING AND BUILDING MATERIALS -- 48.0%
D.R. Horton, Inc. .........................................          947,100      $ 24,653,013
Hovnanian Enterprises, Inc. (b) ...........................          846,500        30,372,420
KB Home ...................................................          220,000        11,332,200
Lennar Corporation ........................................          115,000         7,038,000
M.D.C. Holdings, Inc. .....................................          130,000         6,760,000
Meritage Corporation (b) ..................................          533,900        24,372,535
NVR, Inc. (b) .............................................          101,300        32,719,900
Ryland Group, Inc. ........................................          647,800        32,228,050
Standard Pacific Corp. ....................................          685,000        24,029,800
Toll Brothers, Inc. (b) ...................................          865,000        25,344,500
William Lyon Homes (b) ....................................          354,000         9,221,700
                                                                                  ------------
                                                                                   228,072,118
                                                                                  ------------

TOTAL COMMON STOCKS (Identified Cost $384,951,113) .........................       474,177,326
                                                                                  ------------

                                                                   FACE
SHORT-TERM INVESTMENT -- 2.2%                                     AMOUNT
                                                                  ------
    American Express Credit Corporation, 1.87%, 7/01/02 (Cost
$10,440,000) .................................................   $10,440,000        10,440,000
                                                                                  ------------

TOTAL INVESTMENTS -- 102.1% (Identified Cost $395,391,113)(c) ..............       484,617,326
            Cash and receivables ...........................................        21,133,414
            Liabilities ....................................................       (31,294,595)
                                                                                  ------------
TOTAL NET ASSETS -- 100.0% .................................................      $474,456,145
                                                                                  ============

(a) See Note 1A.
(b) Non-income producing security.
(c) Federal Tax Information: At June 30, 2002 the net unrealized appreciation on investments based
    on cost of $395,391,113 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which
      there is an excess of value over tax cost ............................     $  90,437,778
    Aggregate gross unrealized depreciation for all investments in which
      there is an excess of tax cost over value ............................        (1,211,565)
                                                                                 -------------
  Net unrealized appreciation ..............................................     $  89,226,213
                                                                                 =============

                   See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2002
(unaudited)

ASSETS
  Investments at value (Identified
    Cost -- $395,391,113) ...................................      $484,617,326
  Cash ......................................................               958
  Receivable for:
    Securities sold ..........................   $15,389,965
    Shares of the Fund sold ..................     3,439,706
    Dividends and interest ...................     2,302,785         21,132,456
                                                 -----------       ------------
                                                                    505,750,740
                                                                   ------------
LIABILITIES
  Payable for:
    Securities purchased .....................    27,993,762
    Shares of the Fund
    redeemed .................................     2,863,496
    Tax withholding liability ................        55,068         30,912,326
                                                 -----------       ------------
  Accrued expenses:
    Management fees ..........................       320,816
    Trustees' fees ...........................        11,947
    Accounting and Administration ............         5,250
    Transfer Agent fees ......................        10,792
    Other expenses ...........................        33,464            382,269
                                                 -----------       ------------
                                                                     31,294,595
                                                                   ------------
NET ASSETS ..................................................      $474,456,145
                                                                   ============
  Net Assets consist of:
    Capital paid-in .........................................      $402,883,451
    Undistributed net investment income .....................         3,085,978
    Accumulated net realized loss on investments and foreign
      currency --  net ......................................       (20,739,990)
    Unrealized appreciation on investments and foreign
      currency -- net .......................................        89,226,706
                                                                   ------------
NET ASSETS ..................................................      $474,456,145
                                                                   ============
  Shares of beneficial interest outstanding, no par value  ..        28,445,113
                                                                   ============
  Net asset value per share* ................................            $16.68
                                                                   ============

* Shares of the Fund are sold and redeemed at net asset value
  ($474,456,145 / 28,445,113).

                See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2002
(unaudited)

INVESTMENT INCOME
  Income:
    Dividends (net of withholding tax of $107,680) .............    $ 7,673,118
    Interest ...................................................         44,532
                                                                    -----------
                                                                      7,717,650
                                                                    -----------
  Expenses:
    Management fees ............................................      1,878,099
    Trustees' fees .............................................         23,420
    Accounting and Administration ..............................         31,500
    Custodian ..................................................         54,470
    Transfer agent .............................................        135,855
    Audit and tax services .....................................         11,125
    Legal ......................................................         37,407
    Printing ...................................................         15,740
    Registration ...............................................         12,595
    Line of credit commitment fee ..............................         10,140
    Miscellaneous ..............................................            910
                                                                    -----------
                                                                      2,211,261
                                                                    -----------
  Net investment income ........................................      5,506,389
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS
    Realized gain on investments and
      foreign currency transactions -- net .....................     31,038,722
    Unrealized appreciation -- net .............................     57,483,761
                                                                    -----------
    Net gain on investments and foreign
      currency transactions ....................................     88,522,483
                                                                    -----------

NET CHANGE IN ASSETS FROM OPERATIONS ...........................    $94,028,872
                                                                    ===========

                   See accompanying notes to financial statements.

                                    CGM REALTY FUND
----------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                                SIX MONTHS
                                                                  ENDED             YEAR ENDED
                                                              JUNE 30, 2002        DECEMBER 31,
                                                               (UNAUDITED)             2001
                                                              -------------        ------------
FROM OPERATIONS
  Net investment income ................................       $  5,506,389        $ 15,438,739
  Net realized gain from investments and foreign
    currency transactions ..............................         31,038,722          20,254,128
  Unrealized appreciation (depreciation) ...............         57,483,761         (18,972,552)
                                                               ------------        ------------
    Change in net assets from operations ...............         94,028,872          16,720,315
                                                               ------------        ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................         (2,420,411)        (21,865,509)
                                                               ------------        ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .........................        129,164,002          35,783,080
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income ...............          2,052,988          18,635,694
                                                               ------------        ------------
                                                                131,216,990          54,418,774
  Cost of shares redeemed ..............................       (131,525,753)       (166,038,650)
                                                               ------------        ------------
    Change in net assets derived from capital share
      transactions .....................................           (308,763)       (111,619,876)
                                                               ------------        ------------
  Total change in net assets ...........................         91,299,698        (116,765,070)

NET ASSETS
  Beginning of period ..................................        383,156,447         499,921,517
                                                               ------------        ------------
  End of period (including undistributed net investment
    income of $3,085,978 and $0, respectively) .........       $474,456,145        $383,156,447
                                                               ============        ============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...........................          8,167,004           2,733,303
  Issued in connection with reinvestment of:
    Dividends from net investment income ...............            124,116           1,442,766
                                                               ------------        ------------
                                                                  8,291,120           4,176,069
    Redeemed ...........................................         (8,296,930)        (12,680,381)
                                                               ------------        ------------
    Net change .........................................             (5,810)         (8,504,312)
                                                               ============        ============

                      See accompanying notes to financial statements.

                                                          CGM REALTY FUND
-------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED                         FOR THE YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2002     ---------------------------------------------------------------
                                               (UNAUDITED)       2001          2000          1999          1998          1997
                                                                ------         ------        ------        ------        ------
For a share of the Fund outstanding
  throughout each period:
Net asset value at the beginning of
  period ................................      $13.47           $13.53         $11.08        $11.59        $15.60        $14.50
                                               ------           ------         ------        ------        ------        ------
Net investment income (a) ...............        0.19             0.48(b)        0.52          0.65          0.59          0.64
Dividends from net investment income            (0.08)           (0.71)         (0.73)        (0.65)        (0.59)        (0.64)
Distributions from net realized gain ....       --               --             --            --            --            (2.03)
Distributions from tax return of capital        --               --             --            (0.16)        (0.16)        (0.04)
                                               ------           ------         ------        ------        ------        ------
Total Distributions .....................       (0.08)           (0.71)         (0.73)        (0.81)        (0.75)        (2.71)
                                               ------           ------         ------        ------        ------        ------
Net realized and unrealized gain (loss)
  on investments ........................        3.10             0.17           2.66         (0.35)        (3.85)         3.17
                                               ------           ------         ------        ------        ------        ------
Net increase (decrease) in net asset
  value .................................        3.21            (0.06)          2.45         (0.51)        (4.01)         1.10
                                               ------           ------         ------        ------        ------        ------
Net asset value at end of period ........      $16.68           $13.47         $13.53        $11.08        $11.59        $15.60
                                               ======           ======         ======        ======        ======        ======

Total Return (%) ........................        24.4              5.1           29.2           2.6         (21.2)         26.7(c)

Ratios:
Operating expenses to average net
  assets (%) ............................        1.00*            1.00           1.02          1.06          1.04          1.00
Operating expenses to average net
  assets before expense limitation (%)         N/A              N/A             N/A           N/A           N/A            1.07
Net investment income to average net
  assets (%) ............................        2.49*            3.63           4.27          5.50          4.35          4.48
Portfolio turnover (%) ..................         131*             131             78            49            86           128

Net assets at end of period
  (in thousands) ($) ....................     474,456          383,156        499,922       371,830       418,901       489,449

(a) Net of reimbursement which amounted
    to ..................................     N/A               N/A             N/A           N/A           N/A          $ 0.01
(b) Per share net investment income has been calculated using the average shares outstanding during the period.
(c) The total return would have been lower had certain expenses not been reduced during the year.
  * Computed on an annualized basis.

                                          See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2002
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund commenced operations on May 13, 1994. The Fund's investment objective is to earn above-average income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2001 there were capital loss carry- overs available to offset future realized gains of $5,937,796 expiring in the year 2006 and $44,792,972 expiring in the year 2007.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. These differences are primarily related to REITs and foreign exchange gains/(losses). Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

F. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. PURCHASES AND SALE OF SECURITIES -- For the six month period ended June 30, 2002, purchases and sales of securities other than United States government obligations and short-term investments aggregated $294,408,051 and $288,443,037, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the six month period ended June 30, 2002, the Fund incurred management fees of $1,878,099, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund's average daily net assets and 0.75% on amounts in excess of $500 million.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the six month period ended June 30, 2002 these expenses amounted to $31,500 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the six month period ended June 30, 2002 each other trustee was compensated by the CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund is responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the six month period ended June 30, 2002 was $2,634 per trustee for the Fund.

4. LINE OF CREDIT -- The Fund has a $20,000,000 committed unsecured line of credit with its custodian bank. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.10% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the six month period ended June 30, 2002.

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

-------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges

    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

    Call 800-345-4048

-------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
-------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RQR2 02                                                      Printed in U.S.A.

CGM
FOCUS FUND

19th Quarterly Report
June 30, 2002

A No-Load Fund

[Logo] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership

TO OUR SHAREHOLDERS
-------------------------------------------------------------------------------
CGM Focus Fund decreased -0.8% during the second quarter of 2002 compared to a decline of -13.4% in the unmanaged Standard and Poor's 500 Index. For the first six months of the year, CGM Focus Fund increased 9.3% while the unmanaged S&P 500 Index decreased -13.2%.

Most vital signs point to a strengthening economy though the path to recovery looks more like a roller coaster than a straight road ahead. In the first quarter of the year, Gross Domestic Product (GDP) increased a sizzling 6.1%. For the second quarter, GDP expectations have dropped to a far more pedestrian 3% growth rate. Housing starts are strong, auto sales are solid and unemployment claims are down, but consumer confidence faded from 110 in May to 106 in June. Consumer spending is hardly robust even though its levels to begin with were barely affected by the slowdown. The business contraction that did occur took place in capital spending, much of it in the technology sector. Looking forward, we see no evidence that either technology or the telecommunication sector is poised for any sort of major upturn. In fact, it turns out that a lot of previously reported growth was overstated anyway.

The good news is the rate of recovery is ideal from the perspective of future inflation and interest rates even though it has investors already fretting about year-end corporate profits. At its June meeting, the Federal Reserve Board voted to leave rates unchanged at their current 40-year low, but not without adding the reassuring observation that "economic activity is continuing to increase." The ten-year government bond is holding steady, selling to yield 4.8%, which is about midpoint in the past year's range.

Equity prices are declining with a multitude of causes for the erosion of investor confidence appearing in the headlines daily. However, first and foremost, we believe the market was so generously valued at its high that the corrective process of restoring stock prices to longer term norms would have taken time anyway. Nonetheless, the constant media drumbeat of bankruptcies, creative accounting and restated lower earnings appear to be worrisome to investors focused on profit growth. Finally, the escalation of violence in the Middle East doesn't help. The S&P 500 Index is currently selling at about twenty times next year's earnings which is roughly in line with the rate of the ten-year government bond. One important fact to keep in mind relative to the equity market: there were two distinct markets on the way up--technology and everything else. During the decline of the past two years, there have been two markets as well. Companies with real earnings, selling at reasonable prices still exist and we believe we own a representative group of them.

CGM Focus Fund has important positions in housing and building materials, consumer durables and the leisure industry. The Fund's three largest holdings are Thor Industries, Inc., Rent-A-Center, Inc., and Stage Stores, Inc.


                                                /s/Robert L. Kemp
                                                ---------------------------
                                                   Robert L. Kemp
                                                     President

July 1, 2002

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2002

                                                              THE FUND'S
                                             CGM FOCUS      AVERAGE ANNUAL
                                                FUND         TOTAL RETURN
                                             ---------      ---------------
3 Years ..................................    +147.9%           +35.3%
1 Year ...................................     +28.1            +28.1
3 Months .................................      -0.8              --

The Fund's average annual total return since inception (September 3, 1997) through June 30, 2002 is +22.1%. The adviser agreed to limit the Fund's total operating expenses to 1.20% of its average net assets exclusive of any dividend expense incurred on short sales through December 31, 2001. Otherwise, the Fund's total return since inception, and for the three-year and one-year periods ended June 30, 2002, would have been lower.

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------
BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

The Fund is supervised by the board of trustees of CGM Trust (the "Trust"). The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each trustee and officer is One International Place, Boston, Massachusetts 02110.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment manager, as described in the table below.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                    NUMBER OF
                                                                                   FUNDS IN THE
                                                                                    CGM FUNDS
                           POSITION HELD AND    PRINCIPAL OCCUPATION DURING PAST 5  COMPLEX
NAME, ADDRESS AND AGE    LENGTH OF TIME SERVED  YEARS AND OTHER DIRECTORSHIPS HELD  OVERSEEN
---------------------    ---------------------  ----------------------------------  --------
INTERESTED TRUSTEES
G. Kenneth Heebner*      Trustee since 1993     Employee, CGM; Part Owner, Kenbob,     4
  age 61                                        Inc. (managing partner of CGM)

Robert L. Kemp*          Trustee since 1990     Employee, CGM; Part Owner, Kenbob,     4
  age 70                                        Inc. (managing partner of CGM)

DISINTERESTED TRUSTEES

Peter O. Brown           Trustee since 1993     Counsel (formerly, Partner), Harter,   4
  age 61                                        Secrest & Emery LLP (law firm);
                                                Trustee, TT International U.S.A.
                                                Master and Feeder Trusts (four mutual
                                                funds)

Robert B. Kittredge      Trustee since 1990     Retired; formerly Trustee, New         4
  age 81                                        England Zenith Fund

Laurens MacLure          Trustee since 1990     Retired; formerly President and Chief  4
  age 77                                        Executive Officer, New England
                                                Deaconess Hospital; formerly Trustee,
                                                New England Zenith Fund; formerly
                                                Director, Massachusetts Blue Cross/
                                                Blue Shield

James Van Dyke
 Quereau, Jr.            Trustee since 1993     Managing Partner, Stratton Management  4
  age 53                                        Company; Director, Semper Trust Co.

J. Baur Whittlesey       Trustee since 1990     Member, Ledgewood Law Firm, P.C.       4
  age 55

OFFICERS
G. Kenneth Heebner*      Vice President         Employee, CGM; Part Owner, Kenbob,     4
  age 61                 since 1990             Inc. (managing partner of CGM)

Robert L. Kemp*          President since 1990   Employee, CGM; Part Owner, Kenbob,     4
  age 70                                        Inc. (managing partner of CGM)

Kathleen S. Haughton*    Vice President         Employee - Vice President, Investor    4
  age 42                 since 1992             Services Division, CGM
  address:
  222 Berkeley Street,
  Boston, Massachusetts
  02116

Leslie A. Lake*          Vice President         Employee - Office Administrator, CGM   4
  age 57                 and Secretary
                         since 1990

Martha I. Maguire*       Vice President         Employee - Funds Marketing, CGM        4
  age 46                 since 1994

Mary L. Stone*           Assistant Vice         Employee - Assistant Vice President,   4
  age 57                 President since 1990   Portfolio Transactions, CGM

Frank N. Strauss*        Treasurer since 1992   Employee - Chief Financial Officer,    4
  age 41                                        CGM
  address:
  222 Berkeley Street,
  Boston, Massachusetts
  02116

W. Dugal Thomas*         Vice President         Employee - Director of Marketing, CGM  4
  age 65                 since 1992

                                        CGM FOCUS FUND
---------------------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2002
(unaudited)

COMMON STOCKS -- 97.9% OF TOTAL NET ASSETS
                                                                     SHARES          VALUE(a)
                                                                     ------          --------
AUTO AND RELATED -- 11.7%
Group 1 Automotive, Inc. (b) ..............................          805,000     $  30,710,750
Sonic Automotive, Inc. (b) ................................        1,065,000        27,423,750
United Auto Group, Inc. (b) ...............................          555,000        11,599,500
                                                                                  ------------
                                                                                    69,734,000
                                                                                  ------------
BUSINESS SERVICES -- 0.9%
Right Management Consultants, Inc. (b) ....................          215,000         5,654,285
                                                                                  ------------

CONSUMER DURABLES -- 14.6%
Monaco Coach Corporation (b) ..............................        1,045,000        22,258,500
Thor Industries, Inc. .....................................          512,000        36,485,120
Winnebago Industries, Inc. ................................          650,000        28,600,000
                                                                                  ------------
                                                                                    87,343,620
                                                                                  ------------
HOME BUILDING PRODUCTS -- 3.0%
American Woodmark Corporation .............................          317,000        17,793,210
                                                                                  ------------

HOTELS AND RESTAURANTS -- 2.7%
CKE Restaurants, Inc. (b) .................................        1,405,000        15,988,900
                                                                                  ------------

HOUSING AND BUILDING MATERIALS -- 28.0%
Beazer Homes USA, Inc. (b) ................................          190,000        15,200,000
Hovnanian Enterprises, Inc. (b) ...........................          680,000        24,398,400
Lennar Corporation ........................................          200,000        12,240,000
Meritage Corporation (b) ..................................          452,800        20,670,320
M/I Schottenstein Homes, Inc. .............................          270,000        10,173,600
NVR, Inc. (b) .............................................           97,000        31,331,000
Ryland Group, Inc. ........................................          610,000        30,347,500
Toll Brothers, Inc. (b) ...................................          780,000        22,854,000
                                                                                  ------------
                                                                                   167,214,820
                                                                                  ------------
LEISURE -- 13.3%
Gart Sports Company (b) ...................................          889,000        25,327,610
K-Swiss, Inc. .............................................        1,092,000        28,370,160
Polaris Industries, Inc. ..................................          392,000        25,480,000
                                                                                  ------------
                                                                                    79,177,770
                                                                                  ------------
MISCELLANEOUS -- 6.0%
Rent-A-Center, Inc. (b) ...................................          620,000        35,966,200
                                                                                  ------------
RETAIL -- 8.3%
JAKKS Pacific, Inc. (b) ...................................          800,000        14,168,000
Stage Stores, Inc. (b) ....................................        1,020,000        35,434,800
                                                                                  ------------
                                                                                    49,602,800
                                                                                  ------------
STEEL -- 4.6%
AK Steel Holding Corporation (b) ..........................        2,135,100        27,350,631
                                                                                  ------------

TEXTILE AND APPAREL -- 4.8%
Mohawk Industries, Inc. (b) ...............................          465,000        28,611,450
                                                                                  ------------
TOTAL COMMON STOCKS (Identified Cost $499,440,463) .........................       584,437,686
                                                                                  ------------
SHORT-TERM INVESTMENT -- 1.7%
                                                                     FACE
                                                                    AMOUNT
                                                                    ------
American Express Credit Corporation, 1.87%, 7/01/02 (Cost
  $10,145,000) ............................................      $10,145,000        10,145,000
                                                                 -----------      ------------

TOTAL INVESTMENTS -- 99.6% (Identified Cost $509,585,463)(c) ...............       594,582,686
   Cash, receivables and other assets ......................................        11,682,132
   Liabilities .............................................................        (9,420,663)
                                                                                  ------------
TOTAL NET ASSETS -- 100.0% .................................................      $596,844,155
                                                                                  ============
(a) See Note 1A.
(b) Non-income producing security.
(c) Federal Tax Information: At June 30, 2002 the net unrealized appreciation on investments based on cost of $509,585,463 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which
    there is an excess of value over tax cost ..............................      $ 95,648,805
    Aggregate gross unrealized depreciation for all investments in which
    there is an excess of tax cost over value ..............................       (10,651,582)
                                                                                  ------------
    Net unrealized appreciation ............................................      $ 84,997,223
                                                                                  ===========

                        See accompanying notes to financial statements.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2002
(unaudited)

ASSETS
 Investments at value (Identified
  cost -- $509,585,463) .....................................      $594,582,686
 Cash .......................................................            50,544
 Receivable for:
  Securities sold ............................. $  8,664,656
  Shares of the Fund sold .....................    2,853,446
  Dividends and interest ......................      110,357         11,628,459
 Unamortized organizational expenses ..........                           3,129
                                                                   ------------
                                                                    606,264,818
                                                                   ------------
LIABILITIES
 Payable for:
  Shares of the Fund redeemed ...............................         8,874,290
 Accrued expenses:
  Management fees .............................      496,665
  Trustees' fees ..............................       13,284
  Accounting and
   Administrative fees ........................         1,933
  Transfer Agent fees .........................         4,070
  Other expenses ..............................        30,421           546,373
                                                    ---------      ------------
                                                                      9,420,663
                                                                   ------------
NET ASSETS ..................................................      $596,844,155

 Net Assets consist of:

  Capital paid-in ...........................................      $553,764,864
  Net investment loss .......................................        (2,419,513)
  Accumulated net realized loss .............................       (39,498,419)
  Unrealized appreciation on investments -- net .............        84,997,223
                                                                   ------------
NET ASSETS ..................................................      $596,844,155

 Shares of beneficial interest
  outstanding, no par value .................................        24,971,231
                                                                   ============
 Net asset value per share* .................................            $23.90
                                                                   ============

*Shares of the Fund are sold and redeemed at net asset value
 ($596,844,155 / 24,971,231).

                See accompanying notes to financial statements.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2002
(unaudited)

INVESTMENT INCOME
 Income
  Dividends ................................................       $    277,504
  Interest .................................................            267,218
                                                                    -----------
                                                                        544,722
                                                                    -----------
 Expenses
  Management fees ..........................................          2,490,827
  Trustees' fees ...........................................             20,155
  Accounting and Administration ............................             11,600
  Custodian ................................................             62,995
  Transfer agent ...........................................            154,710
  Audit and tax services ...................................             16,625
  Legal ....................................................             59,600
  Printing .................................................             16,880
  Registration .............................................             27,525
  Amortization of organization expense .....................              9,003
  Line of credit commitment fee ............................             12,680
  Dividend expense on short sales ..........................             81,250
  Miscellaneous ............................................                385
                                                                    -----------
                                                                      2,964,235
                                                                    -----------
 Net investment loss .......................................         (2,419,513)
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Realized loss on investments -- net .......................        (38,672,969)
 Unrealized appreciation -- net ............................         43,475,870
                                                                    -----------
 Net gain on investments ...................................          4,802,901
                                                                    -----------
NET CHANGE IN ASSETS FROM
 OPERATIONS ................................................       $  2,383,388
                                                                   ============

                See accompanying notes to financial statements.

                                       CGM FOCUS FUND
---------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS
                                                                 ENDED             YEAR ENDED
                                                             JUNE 30, 2002        DECEMBER 31,
                                                             (UNAUDITED)             2001
                                                             -------------        ------------
FROM OPERATIONS
  Net investment income (loss) ........................      $  (2,419,513)      $     135,557
  Net realized gain (loss) from investments ...........        (38,672,969)         27,213,545
  Unrealized appreciation .............................         43,475,870          16,945,912
                                                             -------------       -------------
    Change in net assets from operations ..............          2,383,388          44,295,014
                                                             -------------       -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ...............................          --                   (104,991)
  Net realized short-term capital gain on investments .          --                (14,068,745)
  Net realized long-term capital gain on investments ..          --                 (1,049,907)
                                                             -------------       -------------
                                                                 --                (15,223,643)
                                                             -------------       -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ........................        644,149,996         250,394,920
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income ..............          --                     92,174
    Distributions from net short-term capital realized
     gain .............................................          --                 12,351,323
    Distributions from net long-term capital realized
     gain .............................................          --                    921,741
                                                             -------------       -------------
                                                               644,149,996         263,760,158
  Cost of shares redeemed .............................       (299,251,683)       (122,158,258)
                                                             -------------       -------------
    Change in net assets derived from capital share
      transactions ....................................        344,898,313         141,601,900
                                                             -------------       -------------
  Total change in net assets ..........................        347,281,701         170,673,271

NET ASSETS
  Beginning of period .................................        249,562,454          78,889,183
                                                             -------------       -------------
  End of period (including net investment loss of
    $2,419,513 and $0, respectively) ..................      $ 596,844,155       $ 249,562,454

NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ..........................         25,924,194          12,431,248
  Issued in connection with reinvestment of:
    Dividends from net investment income ..............          --                      4,238
    Distributions from net short-term capital realized
      gain ............................................          --                    567,880
    Distributions from net long-term capital realized
      gain ............................................          --                     42,379
                                                             -------------       -------------
                                                                25,924,194          13,045,745
  Redeemed ............................................        (12,366,011)         (6,626,095)
                                                             -------------       -------------
  Net change ..........................................         13,558,183           6,419,650
                                                             =============       =============

                        See accompanying notes to financial statements.

                                                         CGM FOCUS FUND
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                                                                FOR THE PERIOD
                                                                                                                 SEPTEMBER 3,
                                   SIX MONTHS                                                                      1997(a)
                                      ENDED                          YEAR ENDED DECEMBER 31,                       THROUGH
                                  JUNE 30, 2002        ----------------------------------------------------      DECEMBER 31,
                                   (UNAUDITED)          2001           2000          1999          1998             1997
                                   -----------         ------         -----          ----          ----          ------------
For a share of the Fund
  outstanding throughout the
  period:

Net asset value at the beginning
  of period                          $21.87            $15.80         $10.50         $ 9.71          $ 9.38          $10.00
                                     ------            ------         ------         ------          ------          ------
Net investment income (loss)(b)       (0.10)             0.01           0.36           0.03           (0.07)(c)       (0.02)(c)
Dividends from net investment
  income .......................      --                (0.01)         (0.36)         (0.03)          --              --
Net realized and unrealized gain
  (loss) on investments ........       2.13              7.51           5.30           0.79            0.40(d)        (0.60)
Distribution from net realized
  gain .........................      --                (1.44)         --             --              --              --
                                     ------            ------         ------         ------          ------          ------
Net  increase  (decrease) in net
  asset value ..................       2.03              6.07           5.30           0.79            0.33           (0.62)
                                     ------            ------         ------         ------          ------          ------
Net asset value at end of period
                                     $23.90            $21.87         $15.80         $10.50          $ 9.71          $ 9.38
                                     ======            ======         ======         ======          ======          ======
Total Return (%) ...............        9.3(f)           47.7(e)        53.9(e)         8.5(e)          3.5(e)        (6.20)(e)(f)

Ratios:
Operating expenses to average
  net assets (%) ...............       1.18(g)           1.20(h)        1.21(h)        1.21(h)         1.20            1.20(g)
Operating expenses to average
  net assets before expense
  limitation (%) ...............        N/A              1.32           1.65           1.55            1.40            1.63(g)
Net investment income (loss) to
  average net assets (%) .......      (0.97)(g)          0.11           3.02           0.23           (0.65)          (0.83)(g)
Portfolio turnover (%) .........        162(g)            254            551            288             340             330(g)

Net assets at end of period
  (in thousands) ($) ...........    596,844           249,562         78,889         68,876         110,324          98,786

(a) Commencement of operations.
(b) Net of reimbursement which
    amounted to ($) ............        N/A              0.01           0.05           0.04            0.02            0.01
(c) Per share net investment loss does not reflect the period's reclassification of permanent differences between book and tax basis net investment loss. See note 1D.
(d) The amount shown for a share outstanding does not correspond with the aggregate net gain/(loss) on investments for the period ended December 31, 1998, due to the timing of purchases and redemptions of fund shares in relation to fluctuating market values of the investments of the Fund.
(e) The total return would have been lower had certain expenses not been reduced during the period.
(f) Not computed on an annualized basis.
(g) Computed on an annualized basis.
(h) Includes the dividend expense on short sales which are excluded from the voluntary expense limitation of 1.20%.

                                         See accompanying notes to financial statements.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2002
(unaudited)

1. The Fund is a non-diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund's investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a core position of equity securities. In addition, should the investment outlook of the Fund's investment manager so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the price of specific equity securities of one or more companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securites which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Distributions from short-term capital gains are treated as ordinary income for income tax purposes. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. These differences are primarily related to organization costs. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. ORGANIZATION EXPENSE -- Costs incurred in 1997 in connection with the Fund's organization and registration amounting to $90,771 were paid by the Fund. These costs are being amortized over 60 months beginning September 3, 1997.

F. SHORT SALES -- The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales.

G. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. PURCHASES AND SALES OF SECURITIES -- For the six months ended June 30, 2002, purchases and sales of securities other than United States government obligations and short-term investments aggregated $718,502,631 and $391,129,248, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the six month period ended June 30, 2002, the Fund incurred management fees of $2,490,827, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.90% on amounts in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the six month period ended June 30, 2002 these expenses amounted to $11,600 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). For the six month period ended June 30, 2002 each other trustee was compensated by the CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund is responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets on the CGM Funds, which for the six month period ended June 30, 2002 was $793 per trustee for the Fund.

4. LINE OF CREDIT -- The Fund has a $20,000,000 committed, secured line of credit with its custodian bank. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.125% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the six month period ended June 30, 2002.

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

-------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges

    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

    Call 800-345-4048

-------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
-------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FFQR2 02                                                     Printed in U.S.A.